Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5. COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its office and research facilities in Waltham and Lexington, Massachusetts under non-cancellable operating leases. The Lexington, Massachusetts facility lease expires in June 2023. The Waltham, Massachusetts facility lease was extended in April 2017. The effective date of the extension is January 2018. Under the terms of the extension, the lease will expire in December 2024 with one extension term of five years. Terms of the agreements generally provide for an initial rent-free period and future rent escalation and provide that in addition to minimum lease rental payments, the Company is responsible for a pro-rata share of common area operating expenses. Rent expense under operating lease agreements amounted to approximately $0.4 million for each of the three months ended March 31, 2019 and 2018.

In evaluating any potential accounting for leases, the Company determines if an arrangement contains a lease at inception. For arrangements where the Company is the lessee, operating leases are included in other assets, net; other accrued liabilities; and other long-term liabilities on the Consolidated Balance Sheet. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. ROU assets also include any initial direct costs incurred and any lease payments made at or before the lease commencement date, less lease incentives received. The Company uses its incremental borrowing rate based on the information available at the commencement date in determining the lease liabilities as the Company’s leases generally do not provide an implicit rate. Lease terms may include options to extend or terminate when the Company is reasonably certain that the option will be exercised. Lease expense is recognized on a straight-line basis over the lease term. The Company also has lease arrangements with lease and non-lease components. The Company elected the practical expedient not to separate non-lease components from lease components for the Company’s real estate leases.

Operating lease expense was $0.4 million for the three months ended March 31, 2019. Variable executory cost was $0.3 million for the three months ended March 31, 2019. The following table contains supplemental cash flow information related to operating leases as of March 31, 2019.

(in thousands)
Cash paid within operating cash flows	$459
Right-of-use assets recognized in exchange for new lease obligations	—

The following table contains supplemental balance sheet information related to operating leases, as of March 31, 2019.

(in thousands)
Other assets, net (Right-of-use assets)	$6,426

Accrued lease liability, current	1,118
Accrued lease liability, long-term	6,918

Total lease liabilities	$8,036

Weighted average remaining lease term	5.3 years
Weighted average discount rate	10%

The Company deemed restructurings in the first quarter of 2019 to be a triggering event that necessitated an evaluation of a potential impairment to the ROU asset related to the Company’s operating leases. Based on the analysis performed no impairment was necessary.

Maturities of the Company’s operating lease liabilities as of March 31, 2019 are summarized in the table below.

Year	Amount
(in thousands)
2019	$1,385
2020	1,892
2021	1,941
2022	1,991
2023	1,729
2024 and after	1,460

Total lease payments	10,398
Less: imputed interest	(2,362)

Total operating lease liabilities	$8,036

License Agreements

From time to time, the Company enters into various licensing agreements whereby the Company may use certain technologies in conjunction with its product research and development. Licensing agreements and the Company’s commitments under the agreements are as follows:

Hydrogel License

In May 2005, the Company entered into an exclusive license agreement with Angiotech Pharmaceuticals (US), Inc. for the use of certain patents, patent applications, and knowledge related to the manufacture and use of a hydrogel material in conjunction with NeoCart and certain other products (“Hydrogel License Agreement”). As of March 31, 2019, the Company has paid an aggregate $3.2 million in commercialization milestones under the terms of the Hydrogel License Agreement, which have been expensed to research and development.

Under the terms of the Hydrogel License Agreement, the Company’s future commitments include:

•	A one-time $3.0 million payment upon approval of an eligible product by the FDA; and

•	Single digit royalties on the net sales of NeoCart and certain other future products.

Tissue Regeneration License

In April 2001, the Company entered into an exclusive license agreement with The Board of Trustees of the Leland Stanford Junior University (“Stanford University”) for the use of certain technology to develop, manufacture and sell licensed products in the field of growth and regeneration of cartilage (“Tissue Regeneration License Agreement”). The term of the Tissue Regeneration License Agreement extends to the expiration date of Stanford University’s last to expire domestic or foreign patents. As of March 31, 2019, the Company has paid an aggregate $0.8 million in patent reimbursement costs, royalty fees, and commercialization milestone payments under the terms of the Tissue Regeneration License Agreement, which have been recorded to research and development expense.

Under the terms of the Tissue Regeneration License Agreement, the Company’s future commitments include:

•	A one-time $0.3 million payment upon approval of an eligible product by the FDA;

•	An annual minimum non-refundable royalty fee of $10 thousand for the life of the license that may be used to offset up to 50% of the earned royalty below; and

•	Low single digit royalties on net sales.

Tissue Processor Sub-License

In December 2005, the Company entered into an exclusive agreement to sub-license certain technology from Purpose, Co. (“Purpose”), which is owned by a stockholder of the Company (“Sub-License Agreement”). Purpose entered into the original license agreement (“Original Agreement”) with Brigham and Women’s Hospital, Inc. (“Brigham and Women’s”) in August 2001. The Original Agreement shall remain in effect for the term of the licensed patents owned by Brigham and Women’s unless extended or terminated as provided for in the agreement. The technology is to be used to develop, manufacture, use and sell licensed products that cultivate cell or tissue development. The Sub-License Agreement extends to the expiration date of the last to expire domestic or foreign patents covered by the agreement. As of March 31, 2019, the Company has paid an aggregate $0.7 million in royalty and sub-license payments under the terms of the Sub-License Agreement.

The Sub-License Agreement was amended and restated in June 2012. Under the amended and restated agreement, the Company made Purpose the sole supplier of equipment the Company uses in its manufacturing processes and granted Purpose distribution rights of the Company’s products for certain territories. In exchange, Purpose allowed for the use of its technology (owned or licensed) and manufactured and serviced exogenous tissue processors used by the Company. Under the terms of the agreement, as amended, Purpose granted the Company: (a) exclusive rights to all of Purpose’s technology (owned or licensed) related to the exogenous tissue processors, (b) continued supply of exogenous tissue processors during the Company’s clinical trials, and (c) rights to manufacture the exogenous tissue processors at any location the Company chooses. In exchange for such consideration, the Company granted Purpose an exclusive license in Japan for the use of all of the Company’s technology and made a payment of $0.3 million to reimburse Purpose for development costs on a next generation tissue processor.

In May 2016, the Original Agreement was amended whereby the Company acquired the development and commercialization rights to NeoCart for the Japanese market from Purpose. Under the terms of the amended agreement, the Company assumes sole responsibility for and rights to the development and commercialization of NeoCart in Japan. In exchange for the transfer of development and commercialization rights, the Company will pay a success-based milestone to Purpose upon conditional approval of NeoCart in Japan, as well as commercial milestones and a low single digit royalty on Japanese sales of NeoCart, upon full approval, if any, in Japan.

In addition to the above, the Company’s future commitments under the terms of the Original Agreement and Sub-License Agreement include:

•	A minimum non-refundable annual royalty fee of $20 thousand, for the life of the license;

•	An additional, non-refundable annual royalty fee of $30 thousand from 2016 through 2019;

•	$10.2 million in potential milestone payments; and

•	Low single digit royalties on net sales of a licensed product.

7.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases its office and research facilities in Waltham and Lexington, Massachusetts under non-cancellable operating leases. The Lexington, Massachusetts facility lease expires in June 2023. The lease provided for one extension term of five years. The Waltham, Massachusetts facility lease was extended in April 2017 with an effective date of January 2018. Under the terms of the extension, the lease will expire in December 2024 with one additional extension term of five years. Terms of the agreements generally provide for an initial rent-free period and future rent escalation, and provide that in addition to minimum lease rental payments, the Company is responsible for a pro-rata share of common area operating expenses.

Aggregate minimum annual lease commitments of the Company under its non-cancellable operating leases as of December 31, 2018, are as follows:

For the Year Ended December 31,
(in thousands)
2019	$1,845
2020	1,892
2021	1,941
2022	1,991
2023	1,728
Thereafter	1,460

Total minimum lease payments	$10,857

Rent expense under operating lease agreements amounted to $1.6 million and $1.0 million for the years ended December 31, 2018 and 2017, respectively.

As an inducement to enter into the Waltham facility lease extension, the lessor agreed to provide the Company with a construction allowance of up to $0.9 million towards the total cost of tenant improvements. As an inducement to enter into its Lexington facility lease, the lessor agreed to provide the Company with a construction allowance of up to $1.0 million towards the total cost of tenant improvements. The Company has recorded these costs in the consolidated balance sheet as leasehold improvements, with the corresponding liability as deferred lease incentive. These liabilities are amortized on a straight-line basis over the term of the lease as a reduction of rent expense.

License Agreements

From time to time, the Company enters into various licensing agreements whereby the Company may use certain technologies in conjunction with its product research and development. Licensing agreements and the Company’s commitments under the agreements are as follows:

Hydrogel License

In May 2005, the Company entered into an exclusive license agreement with Angiotech Pharmaceuticals (US), Inc. for the use of certain patents, patent applications, and knowledge related to the manufacture and use of a hydrogel material in conjunction with NeoCart and certain other products (“Hydrogel License Agreement”). As of December 31, 2018, the Company has paid an aggregate $3.2 million in commercialization milestones under the terms of the Hydrogel License Agreement, which has been expensed to research and development.

Under the terms of the Hydrogel License Agreement, the Company’s future commitments include:

•	A one-time $3.0 million payment upon approval of an eligible product by the FDA; and

•	Single digit royalties on the net sales of NeoCart and certain other future products.

Tissue Regeneration License

In April 2001, the Company entered into an exclusive license agreement with The Board of Trustees of the Leland Stanford Junior University (“Stanford University”) for the use of certain technology to develop, manufacture and sell licensed products in the field of growth and regeneration of cartilage (“Tissue Regeneration License Agreement”). The term of the Tissue Regeneration License Agreement extends to the expiration date of Stanford University’s last to expire domestic or foreign patents. As of December 31, 2018, the Company has paid an aggregate $0.8 million in patent reimbursement costs, royalty fees, and commercialization milestone payments under the terms of the Tissue Regeneration License Agreement, which have been recorded to research and development expense.

Under the terms of the Tissue Regeneration License Agreement, the Company’s future commitments include:

•	A one-time $0.3 million payment upon approval of an eligible product by the FDA;

•	An annual minimum non-refundable royalty fee of $10 thousand for the life of the license that may be used to offset up to 50% of each earned royalty described below; and

•	Low single digit royalties on net sales.

Tissue Processor Sub-License

In December 2005, the Company entered into an exclusive agreement to sub-license certain technology from Purpose, Co. (“Purpose”), which is owned by a stockholder of the Company (“Sub-License Agreement”). Purpose entered into the original license agreement (“Original Agreement”) with Brigham and Women’s Hospital, Inc. (“Brigham and Women’s”) in August 2001. The Original Agreement shall remain in effect for the licensed patents owned by Brigham and Women’s unless extended or terminated as provided for in the agreement. The technology is to be used to develop, manufacture, use and sell licensed products that cultivate cell or tissue development. The Sub-License Agreement extends to the expiration date of the last to expire domestic or foreign patents covered by the agreement. As of December 31, 2018, the Company has paid an aggregate $1.0 million in royalty and sub-license payments under the terms of the Sub-License Agreement.

The Sub-License Agreement was amended and restated in June 2012. Under the amended and restated agreement, the Company made Purpose the sole supplier of equipment the Company uses in its manufacturing processes, and granted Purpose distribution rights of the Company’s products for certain territories. In exchange, Purpose allowed for the use of its technology (owned or licensed) and manufactured and serviced exogenous tissue processors used by the Company. Under the terms of the agreement, as amended, Purpose granted the Company: (a) exclusive rights to all of Purpose’s technology (owned or licensed) related to the exogenous tissue processors, (b) continued supply of exogenous tissue processors during the Company’s clinical trials, and (c) rights to manufacture the exogenous tissue processors at any location the Company chooses. In exchange for such consideration, the Company granted Purpose an exclusive license in Japan for the use of all of the Company’s technology and made a payment of $0.3 million to reimburse Purpose for development costs on a next generation tissue processor.

In May 2016, the Original Agreement was amended whereby the Company acquired the development and commercialization rights to NeoCart for the Japanese market from Purpose. Under the terms of the amended agreement, the Company assumes sole responsibility for and rights to the development and commercialization of NeoCart in Japan. In exchange for the transfer of development and commercialization rights, the Company will pay a success-based milestone to Purpose upon conditional approval of NeoCart in Japan, as well as commercial milestones and a low single digit royalty on Japanese sales of NeoCart, upon full approval, if any, in Japan

In addition to the above, the Company’s future commitments under the terms of the Original Agreement and Sub-License Agreement include:

•	A minimum non-refundable annual royalty fee of $20 thousand, for the life of the license;

•	An additional, non-refundable annual royalty fee of $30 thousand from 2016 through 2019;

•	$10.2 million in potential milestone payments; and

•	Low single digit royalties on net sales of a licensed product.

Collagen Supply Agreement

In September 2015, the Company entered into an agreement with Collagen Solutions (UK) Limited (the “Supplier”) to purchase soluble collagen that meets specifications provided by the Company. The initial term of the agreement is three years and will automatically renew from year to year thereafter unless otherwise terminated with at least 180 days’ notice by either party. In February 2017, the Company entered into an amendment with the Supplier. Pursuant to the amendment, the Company agreed to pay the Supplier approximately $0.1 million in exchange for eliminating the minimum annual order of material and/or services and any other amounts due Supplier. The payment of $0.1 million will be made over the 18 months following the date of the amendment. As of December 31, 2018, the Company has paid all of the required payments totaling $0.1 million under the terms of the amendment.